Schedule of deferred tax assets and liabilities (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance for credit losses		$ 417	$ 426
Net operating loss carryforwards		631,377	544,385
Lease liabilities		37,161	20,574
Less: valuation allowance	[1]	(620,130)	(545,099)
Total deferred tax assets, net		48,824	20,286
Right of use assets		(48,824)	(20,286)
Amortization of intangible assets		(80,099)
Total deferred tax liabilities		(128,923)	(20,286)
Deferred tax assets/(liabilities), net		$ (80,099)

[1]	The valuation allowance on all deferred tax assets increased by $75,031 from December 31, 2023 to June 30, 2024.